Inventories, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Inventories, Net [Abstract]
Write off inventory provision	$ 7,594	$ 3,358	$ 1,391